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MetLife Investors USA Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA  92660


                                                     September 7, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

         Re:  MetLife Investors USA Separate Account A
              File No. 811-03365


Commissioners:

     Semi-Annual Reports dated June 30, 2004 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of the MetLife Investors USA Separate Account A of MetLife Investors USA Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The semi-annual reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The semi-annual reports for certain portfolios of Alger American Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The semi-annual reports for certain portfolios of Federated Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000912577, File No. 811-08042.

The semi-annual reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The semi-annual reports for certain series of Merrill Lynch Investment Managers Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001119261, File No. 811-10053.

The semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.


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MetLife Investors USA Separate Account A
File No. 811-03365 - Page 2


The semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The semi-annual reports for certain series of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The semi-annual reports for certain series of Neuberger Berman Equity Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000044402, File No. 811-00582.

The semi-annual reports for certain series of Oppenheimer Variable Account Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The semi-annual report of T. Rowe Price Growth Stock Fund Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000080257, File No. 811-00579.

The semi-annual reports for certain series of T. Rowe Price International Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000313212, File No. 811-02958.

The semi-annual report of T. Rowe Price Prime Reserve Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000316968, File No. 811-02603.

The semi-annual reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The semi-annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.



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                                                     Sincerely,

                                                     /s/ Michele H. Abate
                                                     Michele H. Abate